UNAUDITED SUPPLEMENTAL OIL AND GAS DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2018
UNAUDITED SUPPLEMENTAL OIL AND GAS DISCLOSURES
Schedule of capitalised costs incurred in oil and gas production, exploration, and development activities

	Year ended December 31,
(in thousands)	2018	2017	2016
Property acquisition costs
Proved	$179,662	$4,335	$23,873
Unproved	44,121	1,244	2,815
Exploration costs	4,257	2,949	1,650
Development costs (1)	177,531	115,120	61,131
	$405,571	$123,648	$89,469

(1)

Development costs include $13.2 million and $5.0 million of costs associated with non-producing wells in-progress as at 31 December 2018 and 2016, respectively.   These wells in-progress were either drilling, waiting on hydraulic fracturing or production testing at year-end.  There were no wells in-progress as at 31 December 2017.

Schedule of estimated reserve data

		Natural		Total Oil
	Oil	Gas	NGL	Equivalents
	(MBbl)	(MMcf)	(MBbl)	(MBoe)
Total proved reserves:
31 December 2015	17,552	26,576	3,492	25,473
Revisions of previous estimates	(1,397)	536	(833)	(2,141)
Extensions and discoveries	4,242	10,240	1,551	7,500
Purchases of reserves in-place	1,432	3,121	1,216	3,168
Production	(1,412)	(2,941)	(332)	(2,234)
Sales of reserves in-place	(1,976)	(1,802)	—	(2,276)
31 December 2016	18,441	35,730	5,094	29,490
Revisions of previous estimates	(1,778)	(2,091)	154	(1,972)
Extensions and discoveries	6,658	17,255	2,852	12,386
Purchases of reserves in-place	6,892	14,935	1,897	11,278
Production	(1,800)	(3,621)	(324)	(2,727)
Sales of reserves in-place	(426)	(2,799)	(483)	(1,376)
31 December 2017	27,987	59,409	9,190	47,079
Revisions of previous estimates	(5,138)	(14,257)	(3,201)	(10,716)
Extensions and discoveries	7,577	12,889	2,179	11,904
Purchases of reserves in-place	30,474	55,367	8,801	48,503
Production	(2,256)	(4,534)	(497)	(3,508)
Sales of reserves in-place	(15)	(33)	—	(21)
31 December 2018	58,629	108,841	16,472	93,241
Proved developed reserves:
31 December 2016	7,440	16,704	2,269	12,493
31 December 2017	8,987	21,078	3,244	15,744
31 December 2018	16,742	33,169	4,927	27,197
Proved undeveloped reserves
31 December 2016	11,001	19,026	2,825	16,997
31 December 2017	19,000	38,331	5,946	31,335
31 December 2018	41,887	75,672	11,545	66,044

Summary of Standardized Measure

	Year ended 31 December
(in thousands)	2018	2017	2016
Cash inflows	$4,733,751	$1,866,923	$892,576
Production costs	(1,318,059)	(667,438)	(307,907)
Development costs	(1,143,083)	(516,243)	(274,384)
Income tax expense	(269,756)	(35,933)	—
Net cash flow	2,002,853	647,309	310,285
10% annual discount rate	(1,012,369)	(280,562)	(151,146)
Standardized measure of discounted future net cash flow	$990,484	$366,747	$159,139

Summary of principal sources of change in the Standardized Measure

	Year ended 31 December
(in thousands)	2018	2017	2016
Standardized Measure, beginning of period	$366,747	$159,139	$181,767
Sales, net of production costs	(112,651)	(75,370)	(49,496)
Net change in sales prices, net of production costs	201,479	7,899	(62,670)
Extensions and discoveries, net of future production and development costs	206,179	94,151	3,603
Changes in future development costs	63,297	17,128	5,331
Previously estimated development costs incurred during the period	94,673	51,414	45,012
Revision of quantity estimates	(198,956)	(20,598)	9,762
Accretion of discount	38,124	15,914	18,217
Change in income taxes	(104,871)	(14,492)	402
Purchases of reserves in-place	525,547	88,280	17,004
Sales of reserves in-place	(220)	(7,544)	845
Change in production rates and other (1)	(88,864)	50,826	(10,638)
Standardized Measure, end of period	$990,484	$366,747	$159,139

(1)	The 2017 change in production rates and other is primarily related to the Company accelerating the recoveries of reserves.

Schedule of average prices used in determining the Standardized Measure

	Year ended 31 December
	2018	2017	2016
Oil price per Bbl	$66.34	$52.60	$42.02
Gas price per Mcf	$3.50	$3.17	$1.22
NGL price per Bbl	$28.15	$22.47	$14.55